9. INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventories Tables Abstract
Schedule of inventories
	12.31.18	12.31.17
Finished goods	2,200.8	2,986.5
Work in process	140.5	155.0
Raw materials	847.5	1,086.3
Packaging materials	73.8	87.0
Secondary materials	338.0	321.1
Warehouse	196.2	239.8
Imports in transit	103.9	103.9
Other	9.9	11.4
(-) Adjustment to present value	(33.3)	(42.8)
	3,877.3	4,948.2

Schedule of changes in the provision for obsolescence
	Provision for adjustment to realizable value		Provision for deterioration		Provision for obsolescence		Total
	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17
Beginning balance	(253.7)	(93.5)	(66.4)	(26.2)	(6.9)	(7.7)	(327.0)	(127.4)
Additions	(317.1)	(240.7)	(153.2)	(62.4)	(25.2)	(2.4)	(495.5)	(305.5)
Reversals	143.4	80.8	-	-	-	-	143.4	80.8
Write-offs	342.8	-	152.8	22.3	19.9	2.2	515.5	24.5
Restatement by Hyperinflation	(4.9)	-	(0.5)	-	-	-	(5.4)	-
Transfer - held for sale (1)	23.9	-	7.2	-	0.3	-	31.4	-
Business combination	-	-	-	-	-	0.8	-	0.8
Exchange rate variation	0.1	(0.3)	(0.5)	(0.1)	(0.1)	0.2	(0.5)	(0.2)
Ending balance	(65.5)	(253.7)	(60.6)	(66.4)	(12.0)	(6.9)	(138.1)	(327.0)